Consolidated Statements of Cash Flows (Cash and cash equivalents) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash	$ 7,226	$ 5,346	$ 6,120
Cash equivalents	34	34	34
Total cash and cash equivalents	$ 7,260	$ 5,380	$ 6,154